Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes
15.	Income Taxes
(a)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

(b)	Singapore

The Company’s subsidiaries incorporated in Singapore are subject to profits or income tax rates of 17.0%, on their estimated assessable profits for the years ended December 31, 2021, 2022 and 2023. Dividends income received from subsidiaries in mainland China are not subject to Singapore profits or income tax.

(c)	Hong Kong and United States

The Company’s subsidiaries incorporated in Hong Kong and United States are subject to profits or income tax rates of 16.5% and 21.0%, respectively, on their estimated assessable profits for the years ended December 31, 2021, 2022 and 2023. Dividends income received from subsidiaries in mainland China are not subject to Hong Kong and United States profits or income tax.

(d)	PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of the PRC enacted an Enterprise Income Tax Law (“EIT Law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. The EIT law became effective on January 1, 2008.

Canaan Creative Co., Ltd. (“Canaan Creative”) obtained its High and New Technology Enterprises (“HNTE”) certificate with a valid period of three years in 2019. Therefore, Canaan Creative is eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In October 2022, Canaan Creative received approval from the tax authority on the renewal of its HNTE status which entitled it to the preferential income tax rate of 15% effective retroactively from 2022 to 2024.

Hangzhou Canaan Intelligence Information Technology Co., Ltd. (“Hangzhou Canaan”) obtained its HNTE certificate with a valid period of three years in 2019, and therefore is eligible to enjoy a preferential tax rate of 15% from 2019 to 2021 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. Thereafter, Hangzhou Canaan did not renew its HNTE certificate or integrated circuit enterprise qualification.

Canaan Creative (SH) Co., Ltd. (“Canaan Creative (SH)”) obtained its High and New Technology Enterprises (“HNTE”) certificate with a valid period of three years in 2022. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 15% from 2022 to 2024 to the extent it has taxable income under the EIT Law, as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority. In addition, in accordance with Caishui (2016) No. 49 issued by the Stated Tax Bureau on May 4, 2016, Canaan Creative (SH) is qualified as an as an integrated circuit enterprise and enjoying a 5-year tax holiday (two-year full exemption followed by three-year half reduction) beginning from 2022 after utilizing all prior years tax losses. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 0% from 2022 to 2023 and 12.5% from 2024 to 2026.

The Company’s other PRC subsidiaries are subject to the statutory income tax rate of 25%.

(e)	PRC Withholding Income Tax on Dividends

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

As of December 31, 2023, the aggregated amount of undistributed earnings of the Company entities located in the PRC that are available for distribution to the Company were US$22,903. The Company plans to indefinitely reinvested undistributed earnings earned from its PRC subsidiaries in its operations in the PRC. Therefore, no withholding income tax for undistributed earnings of its subsidiaries were provided as of December 31, 2023.

Income (loss) before income tax expense consisted of:

	For the Years Ended December 31,
	2021	2022	2023
Mainland China	290,666	126,902	(251,871)
United States of America	(951)	(15,858)	(79,753)
Cayman	30,544	2,024	(69,376)
Singapore	1,013	(16,644)	(8,970)
Others	(4,421)	(8,090)	(55,523)
Total	316,851	88,334	(465,493)

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the Years Ended December 31,
	2021	2022	2023
PRC statutory income tax rates	25.0%	25.0%	(25.0)%
Permanent book-tax difference	1.4%	(2.4)%	(1.9)%
Share-based compensation	3.4%	5.5%	1.0%
Super deduction of R&D expense	(2.6)%	(14.0)%	(2.9)%
Others	0.6%	6.1%	0.0%
Different tax rates in other jurisdictions	(2.2)%	2.0%	7.8%
Effect of tax holiday	(7.8)%	(16.9)%	4.7%
Change in valuation allowance	(14.0)%	12.6%	3.4%
Total	2.4%	20.3%	(11.0)%
Effects of tax holidays entitled by the PRC subsidiaries	24,832	15,354	21,998
Effects of tax holidays entitled by the PRC subsidiaries on basic income (loss) per Class A and Class B ordinary share (US$ cent per share)	0.98	0.60	0.85

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income (loss) are as follows:

	For the Years Ended December 31,
	2021	2022	2023
Current income tax expense (benefits)	23,113	26,241	(5,654)
Deferred income tax benefits	(15,348)	(7,791)	(45,686)
Income tax expense (benefits)	7,765	18,450	(51,340)

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2022 and 2023 are as follows:

	As of December 31,
	2022	2023
Deferred tax assets
Tax losses carried forward	10,290	57,519
Write-down of inventories	15,540	26,608
Property, equipment and software	5,012	6,597
Share-based compensation	4,427	5,646
Warranty reserve	139	281
Operating lease right-of-use assets	—	260
Allowance for doubtful accounts	203	200
Total gross deferred tax assets	35,611	97,111
Less: Valuation allowance	(13,871)	(30,042)
Deferred tax assets, net of valuation allowance	21,740	67,069
Deferred tax liabilities
Operating lease liabilities	—	(260)
Total gross deferred tax liabilities	—	(260)
Net deferred tax assets	21,740	66,809

As of December 31, 2022 and 2023, the Company had tax loss carry-forwards of approximately US$53,652 and US$339,766 which arose from its PRC and offshore subsidiaries. Most of the PRC subsidiaries are qualified as HNTE or technology small and medium enterprise (“SMEs”), the carryforwards period for net operating losses under the EIT Law is changed from five years to ten years. The net operating loss carryforwards by the PRC mainland companies will expire in varying amounts between 2029 and 2034. PRC mainland companies tax losses of US$13,478, US$140, US$2,443, US$13, US$530, US$225,867 will expire, if unused, by 2029, 2030, 2031, 2032, 2033 and 2034, respectively. Other than the expiration, there are no other limitations or restrictions upon the Company’s ability to use these operating loss carryforwards.

Valuation allowance is provided against deferred tax assets when the Company determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Company considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for tax loss carry-forward because it was more likely than not that such deferred tax assets will not be realized due to lack of profitable history to support the Company’s estimate of its future taxable income. If events occur in the future that allow the Company to realize part or all its deferred income tax, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

As of December 31, 2022 and 2023, valuation allowances of US$13,871 and US$30,042 were provided because it was more likely than not that the Company will not be able to utilize certain tax loss carry-forwards and other deferred tax assets generated by its subsidiaries. If events occur in the future that allow the Company to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur.

Movement of valuation allowance is as follows:

	For the Years Ended December 31,
	2021	2022	2023
Beginning balance	46,712	2,821	13,871
Additions (decreases) during the year	(43,891)	11,050	16,171
Ending balance	2,821	13,871	30,042

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2022 and 2023, the Company did not have any significant unrecognized uncertain tax positions.